Financial Risk Management (Details 6) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of Financial Risk Management [Line Items]
Equity	$ (5,710)	$ (9,044)	$ (17,876)	$ 2,839	$ 16,037
10% Increase [Member]
Disclosure of Financial Risk Management [Line Items]
Equity	420	642	352	283
10% Decrease [Member]
Disclosure of Financial Risk Management [Line Items]
Equity	$ (420)	$ (642)	$ (352)	$ (283)